OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

	As at December 31, 2017	As at December 31, 2016
Deposit on Pascua-Lama silver sale agreement	$805	$749
Deposit on Pueblo Viejo gold and silver streaming agreement	459	499
Long-term income tax payable	259	—
Derivative liabilities (note 25f)	2	28
Provision for offsite remediation	45	48
Other	174	137
	$1,744	$1,461